Property and equipment, net - Summary of Property and Equipment (Details)		Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥)
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross			¥ 37,987,785	¥ 37,972,747
Less: accumulated depreciation			6,476,688	4,257,795
Property and equipment, net		$ 4,398,780	31,511,097	33,714,952
Building [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	[1]		34,791,400	34,791,400
Electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross			212,490	212,490
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross			321,785	306,747
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross			890,761	890,761
Leasehold and property improvement [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross			¥ 1,771,349	¥ 1,771,349

[1]	The Group mortgaged this building to obtain a line of credit in RMB7,000,000 from Rural Commercial Bank, with a five-year term from June 24, 2022 to June 23, 2027. On September 8, 2022, Youba Tech obtained additional line of credit of RMB5,200,000 from Rural Commercial Bank, with a five-year term from September 8, 2022 to September 7, 2027. The building is also pledged to secure for this line of credit.